13. Executive Employment Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Executive Employment Agreement
Executive Employment Agreement

Note 13 – Executive Employment Agreement

On June 1, 2016 we executed an employment agreement with Dr. Carson in which he assumed the positions of President and Chief Executive Officer of Magellan Gold Corporation. The agreement also provided that Dr. Carson be appointed a Director of Magellan Gold Corporation, and effective June 30, 2016, Dr. Carson was appointed a Director of Magellan. The term of the agreement covered the period from June 1, 2016 to May 31, 2017 and is subject to annual renewal. The agreement has subsequently been renewed each year and is currently effective from June 1, 2018 to May 31, 2019, with all terms of the original agreement remaining unchanged.

During the term of the agreement, Magellan agreed to pay Dr. Carson a base salary in equal semi-monthly installments less required withholding and other applicable taxes. Dr. Carson’s salary was set at $6,667 per month during the three-month period from June 1, 2016 through August 31, 2016, and thereafter at $10,000 per month. Until such time as Magellan is properly funded, Magellan may defer and accrue salary owed. If not properly funded before the end of the term, Magellan may at its option issue shares of Magellan common stock as settlement of the accrued salary liability.

Dr. Carson shall have the right to voluntarily terminate his employment with Magellan during the term. To effect such voluntary termination, Dr. Carson shall provide Magellan at least 60 days advanced written notice of such termination. Upon termination, Dr. Carson shall be paid his base salary through the date of termination, including any amount that may have been deferred and accrued.

At September 30, 2018 a total of $30,000 and $11,110 of salary and associated payroll tax obligations, respectively, is accrued in connection with the agreement and included in accrued liabilities on the accompanying consolidated balance sheets.

At December 31, 2017 a total of $30,000 and $2,796 of salary and associated payroll tax obligations, respectively, is accrued in connection with the agreement and included in accrued liabilities on the accompanying consolidated balance sheets.

Note 13 – Executive Employment Agreement:

On June 1, 2016 we executed an employment agreement with Dr. Carson in which he assumed the positions of President and Chief Executive Officer of Magellan Gold Corporation. The agreement also provided that Dr. Carson be appointed a Director of Magellan Gold Corporation, and effective June 30, 2016, Dr. Carson was appointed a Director of Magellan.

During the term of the agreement, Magellan agreed to pay Dr. Carson a base salary in equal semi-monthly installments less required withholding and other applicable taxes. Dr. Carson’s salary was set at $6,667 per month during the three-month period from June 1, 2016 through August 31, 2016, and thereafter at $10,000 per month. Until such time as Magellan is properly funded, Magellan may defer and accrue salary owed. If not properly funded before the end of the term, Magellan may at its option issue shares of Magellan common stock as settlement of the accrued salary liability. The initial term of the agreement covered the period from June 1, 2016 to May 31, 2017. On June 1, 2017, Dr. Carson and the Company agreed to extend the term of the agreement to May 31, 2018, with all terms of the original agreement remaining unchanged.

Dr. Carson shall have the right to voluntarily terminate his employment with Magellan during the term. To effect such voluntary termination, Dr. Carson shall provide Magellan at least 60 days advanced written notice of such termination. Upon termination, Dr. Carson shall be paid his base salary through the date of termination, including any amount that may have been deferred and accrued.

On October 26, 2017, Dr. Carson agreed to waive payment of accrued but unpaid salary obligations from June 1, 2016 through December 31, 2017 in the aggregate amount of $150,000. Dr. Carson was subsequently issued 4,000,000 shares of the Company’s restricted common stock.

At December 31, 2017 a total of $30,000 and $2,796 of salary and associated payroll tax obligations, respectively, is accrued in connection with the agreement and included in accrued liabilities on the accompanying consolidated balance sheets.

At December 31, 2016 a total of $60,001 and $5,951 of salary and associated payroll tax obligations, respectively, is accrued in connection with the agreement and included in accrued liabilities on the accompanying consolidated balance sheets.